Segment information - Operating results by segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of operating segments [line items]
Revenue	$ 393,954	$ 334,936	$ 1,192,239	$ 988,614
Cost of sales	(284,798)	(239,879)	(857,907)	(705,140)
Gross profit	109,156	95,057	334,332	283,474
Adjusted EBITDA	$ 72,557	$ 64,086	$ 229,697	$ 191,043
Adjusted EBITDA Margin	18.40%	19.10%	19.30%	19.30%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	$ (22,804)	$ (23,924)	$ (71,833)	$ (70,201)
Share of profit of joint venture	(160)	(142)	(453)	(404)
Adjustment items	(7,750)	(6,659)	12,222	(11,838)
Earnings before taxes and finance income/costs (operating result (EBIT))	41,843	33,361	169,633	108,600
Rubber
Disclosure of operating segments [line items]
Revenue	259,800	209,873	773,743	625,128
Cost of sales	(198,851)	(166,901)	(599,649)	(489,728)
Gross profit	60,949	42,972	174,094	135,400
Adjusted EBITDA	$ 37,886	$ 23,745	$ 109,465	$ 78,090
Adjusted EBITDA Margin	14.60%	11.30%	14.10%	12.50%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	$ (13,482)	$ (14,621)	$ (42,856)	$ (43,392)
Share of profit of joint venture	(160)	(142)	(453)	(404)
Specialties
Disclosure of operating segments [line items]
Revenue	134,154	125,063	418,496	363,486
Cost of sales	(85,947)	(72,978)	(258,258)	(215,412)
Gross profit	48,207	52,085	160,238	148,074
Adjusted EBITDA	$ 34,671	$ 40,341	$ 120,232	$ 112,953
Adjusted EBITDA Margin	25.80%	32.20%	28.70%	31.00%
Depreciation amortization and impairment of intangible assets and property, plant and equipment	$ (9,322)	$ (9,303)	$ (28,977)	$ (26,809)
Share of profit of joint venture	$ 0	$ 0	$ 0	$ 0